PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees and Key Management Personnel Narrative (Details) - employee	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Number of employees	197,000	199,000		209,000
Number of executive officers			6